RELATED PARY TRANSACTIONS - OneLNG Other Transactions, Indemnifications and Guarantees (Details) - OneLNG $ in Millions	Dec. 31, 2017 USD ($)
Related Party Transaction [Line Items]
Additional aggregate funding committed	$ 250
OneLNG
Related Party Transaction [Line Items]
Additional aggregate funding committed	$ 250